Discontinued Operations and Disposal Groups EAI Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information - Revenue	$ 990,703	$ 1,008,112	$ 766,618
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information - Income from Vessel Operations	572,985	584,685	400,326
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information - Net Realized and Unrealized Gain Loss From Derivatives	26,743	(94,760)	(40,915)
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information - Net Income	$ 342,068	152,144	$ 130,314
Disposal Group, Including Discontinued Operation, Equity-accounted Investments, Ownership Percentage	100.00%
Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted Investments, Ownership Percentage	20.00%
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted Investments, Ownership Percentage	52.00%
Net Investment In Direct Financing Leases [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	$ 5,103,376	5,237,791
Short Term Debt and Finance Lease Obligations Current Portion [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	611,180	582,767
Long-term Debt And Finance Lease Obligations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	4,551,612	4,853,791
Vessels and Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	1,825,562	1,912,776
Other Current Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	208,029	180,673
Other Noncurrent Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	255,270	216,331
Other Current Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	250,753	232,466
Other long-term liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	220,454	350,057
Cash and Restricted Cash
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information	$ 460,342	$ 400,816